Annual Total Returns - FidelityFreedomBlendFunds-K6ComboPRO - FidelityFreedomBlendFunds-K6ComboPRO - Fidelity Freedom Blend 2005 Fund	May 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Freedom Blend 2005 Fund - Class K6
Bar Chart Table:
Annual Return 2019	12.54%
Annual Return 2020	9.39%
Annual Return 2021	3.75%
Annual Return 2022	(11.89%)
Annual Return 2023	8.36%